AMENDED AND RESTATED APPENDIX A TO SHAREHOLDER SERVICES PLAN DATED SEPTEMBER 11, 2018

FS MULTI-ALTERNATIVE INCOME FUND

Class of Shares	Service Fee
A	0.25%
I	None

Agreed to and accepted as of July 8, 2020.

FS MULTI-ALTERNATIVE INCOME FUND

By:	/s/ Michael C. Forman
Name: Michael C. Forman
Title: Chief Executive Officer